SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2022 customer segment	Dec. 31, 2021 customer
Revenue, Major Customer [Line Items]
Number of reportable segments | segment	1
Number of customers	8	15
Number of top customers	4	3
Revenue benchmark | Top Customers | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	87.90%	69.10%
Revenue benchmark | Customer one | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	20.80%	28.60%
Revenue benchmark | Customer two | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	28.80%	28.60%
Revenue benchmark | Customer three | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	20.00%	11.90%
Revenue benchmark | Customer four | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	18.30%